Segment Information - Schedule of Revenue from Major Customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Major Customers [Line Items]
Revenue	¥ 295,897	¥ 162,881	¥ 146,054
Customer 1
Disclosure Of Major Customers [Line Items]
Revenue	60,226	22,146
Customer 2
Disclosure Of Major Customers [Line Items]
Revenue	¥ 46,358	¥ 18,868